Changes in Accounting policies and Disclosures	12 Months Ended
Dec. 31, 2017
Changes in Accounting policies and Disclosures
Changes in Accounting policies and Disclosures

4.    Changes in Accounting policies and Disclosures:

During the period ended December 31, 2017, there have been no accounting changes that may significantly affect these consolidated financial statements.